U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Emerging Europe Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

(the “Funds”)

Investor Class Shares

SUPPLEMENT DATED APRIL 22, 2015

TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED MAY 1, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS’ SUMMARY PROSPECTUSES, PROSPECTUS AND SAI.

Mr. Ralph Aldis has been added to the portfolio management team that manages the Funds.  Mr. Aldis has served as a portfolio manager at U.S. Global Investors, Inc. since 2001.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE.